Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-43051
Entity Registrant Name	Santacruz Silver Mining Ltd.
Entity Central Index Key	0001548536
Entity Primary SIC Number	1040
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	480 – 1140 West Pender Street
Entity Address, Address Line Two	Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4G1
City Area Code	(302)
Local Phone Number	738-6680
Title of 12(b) Security	Common shares, no par value
Trading Symbol	SCZM
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	92,401,115
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1208
Auditor Opinion [Text Block]	We have audited the accompanying consolidated financial statements of Santacruz Silver Mining Ltd. (the “Company”), which comprise the consolidated statement of financial position as at December 31, 2025, and the consolidated statements of comprehensive income, changes in shareholders’ equity (deficiency), and cash flows for the year then ended and notes to the consolidated financial statements, including material accounting policy information.

In our opinion, these consolidated financial statements present fairly, in all material respects, the financial position of the Company as at December 31, 2025, and its financial performance and its cash flows for the year then ended in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).

Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	30 Rockefeller Plaza
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10112
City Area Code	(212)
Local Phone Number	659-7300
Contact Personnel Name	Rick A. Werner, Esq.
Phone Fax Number Description	(212) 884-8234